Long Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) - USD ($)			12 Months Ended
		Nov. 17, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Jun. 08, 2016	Jan. 21, 2016	Aug. 18, 2015	Feb. 13, 2015	Jan. 09, 2015
Investment [Line Items]
Share of income (loss) on equity method investments			$ 3,471,000		$ 370,000
Impairment loss on long-term investments			$ 5,765,000
Maximum [Member]
Investment [Line Items]
Percentage of ownership			50.00%
Zya, Inc. [Member]
Investment [Line Items]
Total consideration paid accounted using cost method			$ 1,005,000
Cost method investments ownership percentage			15.60%
Other Cost Method Investment [Member]
Investment [Line Items]
Impairment loss on long-term investments			$ 965,000		$ 0		$ 0
Other Cost Method Investment [Member] | Maximum [Member]
Investment [Line Items]
Cost method investments ownership percentage			20.00%		20.00%
Xish International Limited
Investment [Line Items]
Percentage of shares acquired recorded as available for sale debt security									17.30%
Share purchase agreement, consideration paid			$ 9,000,000
Impairment loss on long-term investments			4,614,000
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment [Line Items]
Equity method investments			$ 4,191,000	[1]	$ 3,836,000	[1]						$ 4,744,000
Percentage of ownership			2.40%		3.10%							4.90%
Share of income (loss) on equity method investments			$ 633,000		$ 366,000
Payment of equity method investment			3,586,000
Beijing Autobot Venture Capital L.P. [Member]
Investment [Line Items]
Equity method investments			$ 6,736,000	[2]	4,898,000	[2]					$ 4,823,000
Equity method investments, further financing					$ 1,529,000
Percentage of ownership			26.70%		29.70%						31.90%
Share of income (loss) on equity method investments			$ 771,000		$ 274,000
Payment of equity method investment			6,352,000
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment [Line Items]
Equity method investments			9,187,000	[3]	7,632,000	[3]				$ 7,930,000
Percentage of ownership										42.70%
Share of income (loss) on equity method investments			2,134,000		(89,000)
Hunan Qindao Cultural Spread Ltd. [Member]
Investment [Line Items]
Equity method investments	[4]		2,016,000
Percentage of ownership		10.40%
Share purchase agreement, total consideration		$ 2,429,000
Payment of equity method investment			2,007,000
Percentage of shares acquired recorded as available for sale debt security								16.00%
Share purchase agreement acquired total consideration								$ 4,441,000
Share purchase agreement, consideration paid			3,001,000
Unrealized holding gains			0
Other Equity Method Investments [Member]
Investment [Line Items]
Equity method investments	[5]		702,000		1,060,000
Impairment loss on long-term investments			186,000		0		$ 0
Other Equity Method Investments [Member] | Maximum [Member]
Investment [Line Items]
Equity method investments			$ 1,000,000		$ 1,000,000

[1]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. ("Jingwei"). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for $4,744. Due to Jingwei's further rounds of financing, the Group's partnership interest was diluted to 3.1% and 2.4% as of December 31, 2015 and 2016, respectively. Of the committed subscription amount, $3,586 had been paid as of December 31, 2016. The Group recognized its share of partnership profit in Jingwei of $366 and $633 during the year ended December 31, 2015 and 2016, respectively.
[2]	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. ("Autobot"). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for $4,823. Autobot had further rounds of financing, of which the Group subscribed for $1,529. Due to Autobot's further round of financing, the Group's partnership interest was diluted to 29.7% and 26.7% as of December 31, 2015 and 2016, respectively. The committed subscription and further round of financing subscription amount, $6,352 had been paid for the year ended December 31, 2016. The Group recognized its share of partnership profit in Autobot of $274 and $771 during the year ended December 31, 2015 and 2016, respectively.
[3]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. ("Aqua"). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for $7,930. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership loss and profit in Aqua of $89 and $2,134 during the years ended December 31, 2015 and 2016, respectively.
[4]	On June 8, 2016, the Group entered into a share purchase agreement to acquire 16.0% equity interest of Hunan Qindao Cultural Spread Ltd. ("Qindao") for a total consideration of $4,441, of which $3,001 had been paid as of December 31, 2016. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. No unrealized holding gains of $nil was reported in other comprehensive income for the year ended December 31, 2016.
[5]	Others represents other equity method investments with individual carrying amount less than $1,000 as of December 31, 2015 and 2016, respectively. The Group performed an impairment analysis for these investments and recorded impairment loss of $nil, $nil and $186 during the years ended December 31, 2014, 2015 and 2016, respectively.